Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment	$16,938	$29,259
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment	38,749	71,072

Total notes payable	55,687	100,331
Less: current portion of notes payable	(49,994)	(44,601)

Long term portion of notes payable	$5,693	$55,730